American United Life
Pooled Equity Fund B

                                BOARD OF MANAGERS
  R. Stephen Radcliffe..................Chairman,
                    Executive Vice President, AUL
  Ronald D. Anderson...................Professor,
                       Kelley School of Business,
        Indiana University, Indianapolis, Indiana
  Leslie Lenkowsky.....................Professor,
       Indiana University Center of Philanthropy,
                            Indianapolis, Indiana
  James W. Murphy,...............................
                    Former Senior Vice President,
                           Corporate Finance, AUL
  James P. Shanahan..............................
                    Former Senior Vice President,
                            Pension Division, AUL

  Richard A. Wacker..............Secretary to the
            Board, Associate General Counsel, AUL

                                    CUSTODIAN
  National City Bank........Indianapolis, Indiana

                                  LEGAL COUNSEL
  Ice Miller Donadio
  & Ryan....................Indianapolis, Indiana

                               INVESTMENT MANAGER
  American United Life
  Insurance Company.........Indianapolis, Indiana
                                   G. David Sapp,
               Senior Vice President, Investments

This report and the financial statements contained herein are for the general information of the Participants. The report is not to be distributed to pro-spective investors as sales literature unless preceded or accompanied by an effective Prospectus which contains further information concerning the sales charge, expenses and other pertinent information.

American
United
Life
Pooled
Equity
Fund B

Semi-Annual Report
as of
June 30, 2000

A Message
From
The Chairman of the Board
of Managers


To All Participants in Fund B

Recent evidence suggests the growth rate of the U.S. economy is finally moderating as consumer spending and residential real estate activity slowed during the second quarter. Although second quarter GDP rose at a 5.2% annualized rate, many economists believe economic growth during the second half of this year will slow to a more moderate 3.5% to 4.0% rate, well within the Federal Reserve's estimate of the non-inflationary growth potential for our economy. Federal Reserve intervention is a primary factor contributing to this slowdown. Fearing that inflationary pressures were mounting, Fed officials raised the Federal Funds rate by 175 basis points during the past twelve months. As of June 2000, the Fed Funds rate was 6.5%, the highest level since 1991. The goal was to orchestrate a "soft landing" by slowing growth just enough to cut off inflationary pressures while keeping unemployment stable.

During the first half of 2000, the equity market resembled a roller coaster ride as investors rotated repeatedly between "New Economy" stocks (primarily technology and growth companies) and "Old Economy" stocks (economically sensitive, value companies). The NASDAQ Composite, an index that is heavily weighted in technology companies, experienced extremely volatile returns during the first half of the year. Investors poured a great deal of money into technology stocks, pushing this index up 24% from the beginning of the year to its peak on March 10. The NASDAQ subsequently experienced a dramatic sell-off during April and May and although a recovery occurred in late May, this index still reported negative investment returns for the first six months of the year.

The S&P 500 and the Dow Jones Industrial Average, two other commonly quoted equity benchmarks, also experienced negative returns during the first half of the year.

The late 1990s handsomely rewarded equity investors. Based on this experience, many investors now consider 20% annual returns to be "normal." Since major equity indices were still in negative territory for the first half of the year, the equity market may have trouble repeating this remarkable performance in the current year.

Investment performance for Fund B for the first six months of 2000 was -3.5%. The performance for Fund B is net of investment advisory fees but does not reflect mortality and expense risk charges. Past performance is no guarantee of future results.

In closing, American United Life remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                                         /s/R. Stephen Radcliffe
                                                            R. Stephen Radcliffe
                                               Chairman of the Board of Managers
Indianapolis, Indiana
July 31, 2000

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                   American United Life Pooled Equity Fund B
                             STATEMENT OF NET ASSETS
                                  June 30, 2000
                                   (unaudited)

Assets:
  Investments at value (cost: $6,006,024)
   Common stock                                                     $ 5,481,385
   Money market mutual funds                                            624,415
   Dividends and interest receivable                                      9,187

      Total assets                                                    6,114,987


Liabilities:                                                                  -


Net assets:                                                         $ 6,114,987



Units outstanding                                                       396,700



Accumulation unit value                                             $     15.41





    The accompanying notes are an integral part of the financial statements.

                    American United Life Pooled Equity Fund B
                             STATEMENT OF OPERATIONS
                     for the six months ended June 30, 2000
                                   (unaudited)


Net investment income:
  Income
   Dividends                                                        $   104,317
   Interest                                                                   -

                                                                        104,317


  Expenses
   Investment management services                                        12,188
   Mortality and expense charges                                         36,564

                                                                         48,752


      Net investment income                                              55,565


Gain on investments:
  Net realized gain                                                     347,408
  Net change in unrealized appreciation                                (773,790)

      Net Loss                                                         (426,382)


Increase in net assets from operations                              $  (370,817)




    The accompanying notes are an integral part of the financial statements.

                                       4
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                    American United Life Pooled Equity Fund B
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   Six months
                                                      ended
                                                  June 30, 2000     Year ended
                                                   (unaudited)     Dec. 31, 1999

Operations:
  Net investment income                            $    55,565      $   123,235
  Net realized gain                                    347,408        2,865,670
  Net change in unrealized appreciation               (773,790)      (3,109,795)

      Decrease in net assets from operations          (370,817)        (120,890)


Changes from contract owner transactions:
  Proceeds from units sold                              25,960          101,771
  Payments for units withdrawn                      (4,010,223)      (3,241,387)
  Payments for units redeemed                             (732)          (1,601)

      Decrease                                      (3,984,995)      (3,141,217)


Net decrease in net assets                          (4,355,812)      (3,262,107)
Net assets at beginning year                        10,470,799       13,732,906

Net assets at end of year                          $ 6,114,987      $10,470,799



Units sold                                               2,058            5,977
Units withdrawn                                       (257,913)        (194,455)
Units redeemed                                             (29)             (60)


Net decrease in units  outstanding                    (255,884)        (188,538)
Units outstanding at beginning of year                 652,584          841,122

Units outstanding at end of year                       396,700          652,584





    The accompanying notes are an integral part of the financial statements.

                                       5
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                    American United Life Pooled Equity Fund B
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2000
                                   (unaudited)
                                                                        Market
                       Description                       Shares          Value


Common Stock (89.8%)
  Aerospace (3.0%)
   Precision Castparts Corporation                         4,100    $   185,525

                                                                        185,525

  Automotive & Auto Parts (10.0%)
   Bandag Inc.                                             6,200        150,350
   Carlisle Companies                                      4,700        211,500
   Ford Motor Co.                                          2,600        111,800
   TBC Corporation*                                       28,100        129,963
   Visteon Corporation                                       340          4,128

                                                                        607,741

  Banks & Financial (10.0%)
   Associates First Capital                                3,898         86,974
   Bank One Corporation                                    3,332         88,506
   Citigroup, Inc.                                         1,716        103,389
   Ohio Casualty Corporation                              13,200        140,250
   Washington Mutual                                       6,555        188,866

                                                                        607,985

  Broadcasting & Publishing (2.8%)
   Chris-Craft Industries, Inc.*                           1,354         89,448
   Meredith Corporation                                    2,400         81,000

                                                                        170,448

  Building (2.9%)
   Fleetwood Enterprises                                   7,700        109,725
   Toll Brothers, Inc.                                     3,300         67,650

                                                                        177,375

  Computer Hardware & Software (3.9%)
   Autodesk Software                                       5,200        180,374
   International Business Machines                           500         54,781

                                                                        235,155

  Diversified Manufacturing (2.9%)
   Crane Co.                                               4,700        114,269
   Trinity Industries                                      3,500         64,750

                                                                        179,019


*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

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                    American United Life Pooled Equity Fund B
                       SCHEDULE OF INVESTMENTS (continued)
                                  June 30, 2000
                                  (unaudited)
                                                                        Market
                       Description                       Shares          Value


Common Stock (89.8%), continued

  Electrical Equipment (3.2%)
   Baldor Electric                                        10,540    $   196,308

                                                                        196,308

  Furniture & Apparel (18.4%)
   Hillenbrand Industries, Inc.                            4,500        140,625
   Kellwood Corporation                                    8,700        183,788
   Kimball International                                   6,900        101,775
   La Z Boy Chair Company                                 10,200        142,800
   Liz Claiborne, Inc.                                     6,800        239,700
   Reebok International*                                  19,800        315,562

                                                                      1,124,250

  Health Care (2.8%)
   Acuson Corporation*                                     5,800         78,300
   McKesson HBOC, Inc.                                     4,400         92,125

                                                                        170,425

  Merchandising (4.5%)
   Lands' End, Inc.                                        3,300        110,138
   Longs Drug Stores, Inc.                                 7,700        167,475

                                                                        277,613
  Metals & Mining (5.5%)
   Aluminum Company of America                             4,400        127,600
   Cleveland Cliffs, Inc.                                  5,100        131,644
   Phelps Dodge Corporation                                2,000         74,375

                                                                        333,619

  Oil & Oil Services (10.0%)
   Royal Dutch Petroleum Company                           2,600        160,062
   Tidewater, Inc.                                         5,800        208,800
   Valero Energy Corporation                               7,700        242,550

                                                                        611,412

  Paper & Forest Products (1.0%)
   Wausau-Mosinee Paper Company                            3,300         28,255
   Willamette Industries                                   1,200         32,700

                                                                         60,955


*does not pay cash dividends

    The accompanying notes are an integral part of the financial statements.

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

                    American United Life Pooled Equity Fund B
                       SCHEDULE OF INVESTMENTS (continued)
                                  June 30, 2000
                                   (unaudited)
                                                                        Market
                       Description                       Shares          Value


Common Stock (89.8%), continued

  Transportation (3.2%)
   Alexander & Baldwin, Inc.                               5,400    $   119,137
   Norfolk Southern Corporation                            5,300         78,838

                                                                        197,975

  Miscellaneous (5.7%)
   Brunswick Corporation                                   1,500         24,844
   Kelly Services                                          6,100        141,063
   LaFarge Corporation                                     1,200         25,200
   PG & E Corporation                                      6,273        154,473

                                                                        345,580

      Total common stock (cost: $5,381,609)                           5,481,385


Money Market Mutual Funds (10.2%)
  Armada Money Market Fund...............................155,159        155,159
  Dreyfus Cash Management................................232,548        232,548
  Merrill Lynch Institutional Fund.......................236,708        236,708

      Total money market mutual funds (cost: $624,415)                  624,415


Total investments (cost: $6,006,024)                                $ 6,105,800

*does not pay cash dividends

                All investments are in United States enterprises.
    The accompanying notes are an integral part of the financial statements.

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                          NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

American United Life Pooled Equity Fund B (Fund B) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. Fund B was established by and is managed by American United Life Insurance Company (AUL) for the purpose of issuing group and individual variable annuities.

Investments are valued at closing prices for those securities traded on organized exchanges and at bid prices for securities traded over-the-counter. Gains and losses on the sale of investments are determined on a first-in, first-out (FIFO) basis. Investment transactions are accounted for on a trade date basis.

Dividends are included in income as of the ex-dividend date. Interest income is accrued daily.

Operations of Fund B are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of Fund B, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. Fund B has not been charged for federal and state income taxes since none have been imposed.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investments

Net realized gain and unrealized appreciation on investments is summarized below.

                                                       Common
                                                        Stock

Net Realized Gain:
  Proceeds from securities sold                    $  5,402,538
  Cost of securities sold                             5,055,130

                                                   $    347,408


Net change in Unrealized Appreciation:
  Market value at end of period                    $  5,481,385
  Less: investments purchased                        (1,504,311)
  Add: investments sold at cost                       5,055,130
  Less: market value at beginning of year            (9,805,994)

                                                   $   (773,790)




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                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Transactions With AUL

Fund B pays AUL an annual fee of 1.2% of its average daily net assets for providing investment management services and for mortality and expense charges. The expenses incurred during the six months ended June 30, 2000 and year ended December 31, 1999 were $48,752 and $152,927, respectively.

AUL withholds a portion of the proceeds obtained from contract owners to pay commissions and certain expenses under a sales and administrative services agreement with Fund B. The amount AUL retained during the six months ended June 30, 2000 and year ended December 31, 1999 were $731 and $3,709, respectively.

4. Net Assets

Net assets as of June 30, 2000
Proceeds from units sold less payments
  for units withdrawn and redeemed                $ (16,533,478)
Net investment income                                 4,405,327
Net realized gains                                   18,143,362
Unrealized appreciation                                  99,776

                                                  $   6,114,987


The unrealized appreciation of $99,776 consists of common stock appreciation and depreciation of $910,059 and $810,283, respectively.

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American United Life Insurance Company
           Pooled Equity Fund B
           P.O. Box 1995
           Indianapolis, IN  46206-9101

FIRST CLASS MAIL
P-13960C(6/00)